Accrued Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrual related to discontinuation of ANX-514 Manufacturing activities	$ 0.2	$ 0.4